CONVERTIBLE NOTES PAYABLE	6 Months Ended
Jun. 30, 2022
CONVERTIBLE NOTES PAYABLE.
CONVERTIBLE NOTES PAYABLE

NOTE 4 – CONVERTIBLE NOTES PAYABLE

On October 2, 2020, Quoin Inc. commenced an offering of promissory notes (the “2020 Notes” or “Convertible Notes Payable”) and warrants. Based upon the terms agreed to in March 2021 in the Primary Financing (see Note 5), the 2020 Notes were mandatorily convertible into 5,183 ADSs in the Primary Financing, subject to adjustment.

The Company elected to account for the Convertible Notes Payable using the fair value model due to the short maturity and likely conversion at the date of the Merger. The fair value of the Convertible Notes Payable was estimated to be approximately $1.2 million at the date of issuance and there was no material change in the fair value from issuance until the conversion to equity on the closing of the Merger or the “Merger date”. At the closing of the Merger, 5,183 ADSs were issued upon the conversion of the principle of the Convertible Notes Payable.

The noteholders also received warrants exercisable at any time after the issuance date for a number of shares of Quoin Inc.’s common stock that equates to 100% of the “as if converted” shares as if the 2020 Notes principal and interest were convertible at the lowest price any securities are sold, convertible, or exercisable into in the Primary Financing or the next round of financing (whichever is lower). The terms of the warrants became measurable and were exercisable for 29,388 ADSs at an initial exercise price of $49.75 per ADS. The Company determined that these warrants met the criteria to be recorded as a liability instrument. Each holder agreed to exchange its warrant for warrants on substantially the same terms as the Investor Exchange Warrants (See Note 5) with the same number of shares issuable upon the exercise of an Exchange Warrant as upon the exercise of the original warrant and the same exercise price as under the original warrant and have a contractual term of 5 years.

Effective March 13, 2022, the Company exchanged the noteholders’ warrants for on the same terms as the Investor Exchange Warrants, exercisable for 29,388 ADSs, in the aggregate, at the exercise price of $49.75 per ADS. The Exchange Warrants have been determined to have equity classification. The change in the fair value of the warrants through the exchange date was included in other income (expense) in the accompanying statement of operations, and then reclassified from liability to additional paid in capital.

In December 2021, the Company concluded that the calculation of ADSs due to the 2020 Noteholders did not account for accrued interest due when the ADSs were issued. The Company’s estimated amount required to settle these obligations was determined to be approximately $744,000 at December 31, 2021, included in accrued interest in the accompanying consolidated balance sheet. Approximately $312,000 was paid to two of the five 2020 Noteholders during the three and six months ended June 30, 2022, and the remaining liability is $432,000 as of June 30, 2022. The Company expects to settle the remaining liability during 2022.

Interest expense, at the stated interest rate, recognized in the three and six months ended June 30, 2022 and 2021 was approximately $0 and $55,000 and $0 and $121,000, respectively.